Interim Balance Sheets (USD $)	Aug. 31, 2011	Feb. 28, 2011
Current Assets
Cash	$ 473	$ 1,909
Amounts receivable	2,638	2,278
Total Assets	3,111	4,187
Current Liabilities
Accounts payables and accrued liabilities	38,293	40,330
Shareholder loan - Note 3(b)	68,521	30,804
Total Current Liabilities	106,814	71,134
Stockholders' Equity (Deficiency)
Common stock - 75,000,000 shares authorized, $0.001 par value - 32,076,500 shares issued	32,077	32,077
Additional paid in capital	149,871	149,871
Deficit accumulated during the exploration stage	(285,651)	(248,895)
Total Stockholders' Equity (Deficiency)	(103,703)	(66,947)
Total Liabilities and Stockholders' Equity (Deficiency)	$ 3,111	$ 4,187